ENDURANCE EXPLORATION GROUP LLC - Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended		52 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013
Cash flows from operating activities:
Net loss	$ (760,747)	$ (193,183)	$ (312,965)	$ (296,320)	$ (1,598,477)
Adjustments to reconcile net loss to net cash used by operating activities:
Depreciation	63,624	30,319	49,623	12,690	136,656
Changes in assets and liabilities:
Other assets, increase decrease	(2,705)	(1,100)	(1,100)
Accounts payable and accrued expenses, increase decrease	36,742	1,455	4,857	(890)	41,599
Net Cash Used in Operating Activities	(663,086)	(162,509)	(259,585)	(284,520)	(1,424,027)
Cash flows from investing activities:
Purchase of property and equipment	(31,488)	(417,686)	(438,613)		(583,551)
Net Cash Used in Investing Activities	(31,488)	(417,686)	(438,613)		(583,551)
Cash Flows From Financing Activities:
Members contributions	661,394	575,699	674,412	281,000	1,967,958
Increase in Notes Payable to Related Parties		60,000	60,000		60,000
Net Cash Provided by Financing Activities	661,394	635,699	734,412	281,000	2,027,958
Net increase (decrease) in cash and cash equivalents	(33,180)	55,504	36,214	(3,520)	20,380
Cash and cash equivalents, beginning of period	53,560	17,346	17,346	20,866
Cash and cash equivalents, end of period	20,380	72,850	53,560	17,346	20,380
Supplemental cash flow information:
Interest Paid
Taxes Paid